SUBSEQUENT EVENT: - Long Term Loan from a Financial Institution (Details) - Long Term Loan $ in Millions	Feb. 01, 2022 USD ($) shares	Feb. 03, 2022 USD ($)
SUBSEQUENT EVENT:
Loan amount signed		$ 55
Long Term Loan from a Financial Institution | Francisco Partners L.P
SUBSEQUENT EVENT:
Loan amount signed	$ 55
Qualified public offering	12 months
Interest rate (as a percent)	9.5%
Basis points of increase in interest rate	100
Pay in kind interest payable company completes	100.00%
Shares issued | shares	808,907
Ratio of debt to EBIDTA	0.00%
Minimum cash covenant	$ 10
Long Term Loan from a Financial Institution | Francisco Partners L.P | Minimum
SUBSEQUENT EVENT:
Loan term	2 years 6 months
Long Term Loan from a Financial Institution | Francisco Partners L.P | Maximum
SUBSEQUENT EVENT:
Loan term	4 years
Interest rate adjustment (as a percent)	11.50%
Long Term Loan from a Financial Institution | Francisco Partners L.P | Year one
SUBSEQUENT EVENT:
Pay in kind interest payable (as a percent)	100.00%
Long Term Loan from a Financial Institution | Francisco Partners L.P | Year Two
SUBSEQUENT EVENT:
Pay in kind interest payable (as a percent)	75.00%
Long Term Loan from a Financial Institution | Francisco Partners L.P | Thereafter
SUBSEQUENT EVENT:
Pay in kind interest payable (as a percent)	50.00%